Stock-based compensation (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Weighted average fair value assumptions
Expected option life (years)	6.30	6.25	5.00
Risk-free interest rate	2.79%	2.78%	2.35%
Expected stock price volatility	31.00%	30.00%	23.00%
Expected annual dividends per share	1.20	1.08	0.99
Estimated forfeiture rate	0.70%	0.70%	2.30%
Weighted average grant date fair value of options granted during the year	19.44	15.90	6.52